Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 773,329	$ 773,329	$ 1,151,283
Less: accumulated depreciation	(336,072)	(289,451)	(238,186)
Property and equipment, net	437,257	483,878	913,097
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	12,740	12,740	10,636
Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	36,163	36,163	36,412
Manufacturing equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	659,974	659,974	647,875
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	61,360	61,360	456,360
Building improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 3,092	$ 3,092